1236784

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED MAY 30 2003

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FORM D

03020798

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial

Name of Offering (☐check if this is an amendment and name has changed, and indicate change.)
I-Preferred Term Securities II, Inc.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☑ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested under the issuer

Name of Issuer (: check if this is an amendment and name has changed, and indicate change.)

I-Preferred Term Securities II, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)
c/o RL & F Service Corp., One Rodney Square, 10th Floor, Tenth and King Streets, Wilmington, Delaware 19801

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
c/o RL & F Service Corp., One Rodney Square, 10th Floor, Tenth and King Streets, Wilmington, Delaware 19801
Telephone Number (Including Area Code)
(302) 738 – 6680

Brief Description of Business
I-Preferred Term Securities II, Ltd., an exempted company incorporated with limited liability under the laws of the Cayman Islands (the "Issuer"), and I-Preferred Term Securities II, Inc., a Delaware corporation (the "Co-Issuer" and, together with the Issuer, the "Co-Issuers"), have sold and propose to offer for sale up to U.S. $76,800,000 aggregate principal amount of Floating Rate Class A-1 Senior Notes Due May 22, 2033, U.S. $151,800,000 aggregate principal amount of Floating Rate Class A-1-A Senior Notes Due May 22, 2033, U.S. $68,000,000 aggregate principal amount of Floating Rate Class A-2 Senior Notes Due May 22, 2033, U.S. $7,000,000 aggregate principal amount of Fixed/Floating Rate Class A-3 Senior Notes Due May 22, 2033 (collectively, the "Senior Notes"), U.S. $86,500,000 aggregate principal amount of Floating Rate Class B-1 Mezzanine Notes Due May 22, 2033, U.S. $9,500,000 aggregate principal amount of Fixed/Floating Rate Class B-2 Mezzanine Notes Due May 22, 2033, U.S. $52,250,000 aggregate principal amount of Fixed/Floating Rate Class B-3 Mezzanine Notes Due May 22, 2033, U.S. $26,200,000 aggregate principal amount of Floating Rate Class C Mezzanine Notes Due May 22, 2033 (collectively, the "Mezzanine Notes") and the Issuer alone has sold and proposes to offer for sale up to U.S. $45,000,000 aggregate principal amount of Subordinate Income Notes Due May 22, 2033 (the "Income Notes" and, together with the Senior Notes and the Mezzanine Notes, the "Notes"). The Issuer owns various trust preferred securities, surplus notes and other securities.
Telephone Number (Including Area Code)
(302) 738 – 6680

PROCESSED
JUN 02 2003
THOMSON FINANCIAL

Type of Business Organization
☑ corporation ☐ limited partnership, already formed
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 04 Year 2003 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77(d)(6).

[illegible] File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. [illegible]ies and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address a[illegible] the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.
Where to File: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales and securities in those states that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box : and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt (Sr. A-2 Sold @ 99.50)	$ 477,710,000	$ 477,710,000
Equity	$	$
: Common : Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interest	$	$
Other (specify)	$	$
Total	$ 477,710,000	$ 477,710,000

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	6	$ 6,000,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)		

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

* 4.a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate (see asterisk on next page).

Transfer Agent's Fees and Custody Fees	☐	$ 115,000
Printing and Engraving Costs	☐	$ 40,000
Legal Fees	☐	$ 1,512,500
Accounting Fees and Tax Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately).......(paid by the subscribers, not by the issuer)	☐	$ 11,881,500
Other Expenses (identify): marketing expenses (rating agencies = $1,190,000 and other = $ 250,000)	☐	$ 1,440,000
Total (paid by issuer)	☐	$ 14,989,000

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total Expenses furnished in response to Part C - Question 4.a. This difference is the adjusted gross proceeds to the issuer. .... $ 477,710,000

* 5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Questions 4.b above

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees ☐	$	☐$
Purchase of real estate ☐	$	☐$
Purchase, rental or leasing and installation of machinery and equipment ☐	$	☐$
Construction or leasing of plant buildings and facilities ☐	$	☐$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) ☐	$	☐$
Repayment of indebtedness ☐	$	☐$
Working capital (cash reserves for future expenses) ☐	$	☐$
Other (specify): acquisition of capital securities.	$	☐$ 505,708,500
acquisition of interest rate cap	$	$ 2,012,500
Column Totals	$	☐$
Total Payments Listed (column totals added)	$	$ 507,721,000

* The Co-Issuers are issuing $478,050,000 of the Senior Notes and the Mezzanine Notes. The Issuer alone is issuing U.S.$45,000,000 aggregate principal amount of Subordinate Income Notes Due May 22, 2033 (the "Subordinate Income Notes"). The amounts shown in questions 4a and 5 relate to the proceeds from the Senior Notes, the Mezzanine Notes and the Subordinate Income Notes.